Capital and financial risk management - Hedging effectiveness (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Maximum
Hedging instruments
Term of foreign exchange contract	12 months
Cash flow hedges | Pre-hedging of long-term interest rate
Hedging instruments
Hedging gains/(losses) recognised in other comprehensive income		£ 11
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		(11)
Cash flow hedges | 5-10 years | Pre-hedging of long-term interest rate
Hedging instruments
Hedging gains/(losses) recognised in other comprehensive income		4
Cash flow hedges | Below 10 years
Hedging instruments
Hedging gains/(losses) recognised in other comprehensive income	£ 169
Amount of hedge ineffectiveness recognised in profit or loss	3
As hedged item affects profit or loss	18
Cash flow hedges | 10-30 years
Hedging instruments
Hedging gains/(losses) recognised in other comprehensive income	35
Cash flow hedges | 10-30 years | Pre-hedging of long-term interest rate
Hedging instruments
Hedging gains/(losses) recognised in other comprehensive income		3
Cash flow hedges | >30 years | Pre-hedging of long-term interest rate
Hedging instruments
Hedging gains/(losses) recognised in other comprehensive income		£ 4
Fair value hedges | Bonds
Hedging instruments
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	122
Net investment hedges | Net assets in foreign currency
Hedging instruments
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	£ 140